Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee benefits
Summary of actuarial methods based on economic and biometric assumptions

	Actuarial assumptions
	2017	2016

Discount rate - %	5.39	5.65
Real growth rate of medical costs - %	3.25	3.0
Rate of increase of utilization of medical assistance - %	3.25	3.0
Long-term inflation - %	4.4	5.5
Biometric table of general mortality	AT-2000	AT-2000
Biometric table of general mortality for invalids	IAPB 57	IAPB 57

Summary of sensitivity analysis of the obligation related to the healthcare plan

	Change in assumptions	Increase in assumptions	Decrease in assumptions

Discount rate - %	0.50%	Decrease of 5.6%	Increase of 6.1%
Trend rate of medical costs - %	0.50%	Increase of 6.3%	Decrease of 5.8%
Mortality	1 year	Increase of 4.3%	Decrease of 4.3%

Schedule of changes in the actuarial obligation during the period

	2017	2016

Reconciliation of liabilities
Present value of actuarial obligations at beginning of the year	136,340	89,944
Cost of current service from:
Interest on actuarial obligations	15,527	11,806
Benefits paid	(7,015)	(5,270)
Actuarial (gain) losses in the “Other comprehensive income”	(10,095)	39,718
Others		142

Present value of actuarial obligations at end of the year	134,757	136,340

Schedule of employee benefit expenses

	2017	2016	2015

Payroll, profit sharing and related charges	677,455	668,932	654,984
FGTS and other rescission indemnifications	44,176	41,449	38,428
INSS	24,057	24,181	17,078
Others	42,825	43,956	32,703

	788,513	778,518	743,193